PROSPECTUS SUPPLEMENT
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company

Supplement dated August 24, 2026,
to
Prospectuses dated May 1, 2026,
for
Hartford Leaders VUL LegacyTM Policies

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective August 1, 2026, Templeton Asset Management Ltd. replaced The Putnam Advisory Company, LLC as the subadvisor for the following Funds: Putnam VT Global Asset Allocation Fund (Class IB), Putnam VT International Equity Fund (Class IB), and Putnam VT International Value Fund (Class IB).
Due to the changes listed above, the rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby revised.

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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